Intangible assets	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets [Text Block]

9. Intangible assets

The following table shows a breakdown of our intangible assets:

Cost	PhantomTM System	PARA OPSTM System	PARA OPSTM Patent	ARWENTM Tradename	Customer Relationships	Purchase Orders	Total
Balance at September 30, 2022	$1,149,585	$3,469,215	$28,783	$37,032	$46,041	$12,198	$4,742,854
Additions	19,855	1,091,819	11,512	-	-	-	1,123,186
Impairment charge	(1,169,440)	-	-	-	-	-	(1,169,440)
Amortization	-	(562,639)	-	(8,800)	(5,000)	-	(576,439)
Recognition of open orders	-	-	-	-	-	(7,811)	(7,811)
Balance at September 30, 2023	$-	$3,998,395	$40,295	$28,232	$41,041	$4,387	$4,112,350
Additions	-	9,823	-	-	-	-	9,823
Impairment charge	-	-	-	-	-	-	-
Amortization	-	(933,541)	-	(8,800)	(5,000)	-	(947,341)
Balance at September 30, 2024	$-	$3,074,677	$40,295	$19,432	$36,041	$4,387	$3,174,832

The balance at September 30, 2024 for PARA OPSTM represents the acquired technology asset (i.e. intellectual properties), coupled with additional capitalized development costs. As it is available for its intended use, amortization charge was recorded for the year ended September 30, 2024 of $933,541 (2023 - $562,639, 2022 - $nil).

PARA OPSTM was tested for indicators of impairment at September 30, 2024 as it was available for use. The Company determined that there were no indicators of impairment and therefore did not test for impairment.  In fiscal 2023, the Company began amortizing the system then stopped as further development was done on the products. As a result, the Company was required to test for impairment in fiscal 2023. The key assumptions used in determining the recoverable amount was that commercialization was reached in fiscal 2024 and that market penetration would be achieved at prices that would be accepted by the marketplace in fiscal 2025.

During the fourth quarter of 2023, the Company determined that the Phantom System was impaired and the asset was written off. The required investment to advance the system to commercialization is considered to be too high and the technology is no longer viable for the Company's operations. The carrying amount of the Phantom System at the beginning of the fiscal year 2023 was $1,149,585 and additions of $19,855 were made in the fiscal year 2023. The entire carrying amount of $1,169,440 was written off as an impairment to intangible assets included in the general and administrative expenses in the Consolidated Statement of Net Loss and Comprehensive Loss for the fiscal year 2023. This has resulted in an expense in the consolidated statement of net loss.

In connection with Police Ordnance Acquisition in 2021 (see Note 4(a)), we have recorded the following intangible assets at fair value: ARWENTM tradename, customer relationships and open purchase orders. During the year ended September 30, 2024, we did not deliver on open purchase orders (2023 - $7,811, 2022 - $87,802).  Management has estimated the useful lives of tradename and customer relationships of five and ten years, respectively.